Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Operating ROU assets	$ 8,943	$ 5,720
Operating lease liabilities	8,616
Operating Leases [Member]
Lessee, Lease, Description [Line Items]
Operating ROU assets	1,300
Operating lease liabilities	$ 400